Leases - Right-of-Use Asset Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 379	$ 286
R&D expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	324	227
G&A expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 55	$ 59